UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 107,800	$ 42,846
Restricted cash	12,849	21,163
Accounts receivable, net	6,098	5,103
Prepaid expenses and other current assets	4,262	2,683
Total current assets	131,009	71,795
Vessels, net	1,149,532	940,738
Deposits for vessels acquisitions	162,951	276,142
Deferred finance costs, net	19,005	20,727
Goodwill	1,579	1,579
Intangible assets - other than goodwill	45,309	51,233
Other long-term assets	448	897
Deferred dry dock and special survey costs, net	6,009	7,533
Total non-current assets	1,384,833	1,298,849
Total assets	1,515,842	1,370,644
Current liabilties
Accounts payable	825	1,277
Dividend payable	5,816	2,410
Accrued expenses	10,938	12,951
Due to related parties, short term	561	27,815
Deferred revenue	4,423	3,651
Current portion of long-term debt	28,010	19,724
Total current liabilties	50,573	67,828
Long-term debt, net of current portion and premium	988,146	974,362
Loans due to related party	0	35,000
Due to related parties, long term	35,290	57,701
Other long-term liabilities	67	204
Unfavorable lease terms	3,903	4,245
Total non-current liabilities	1,027,406	1,071,512
Total liabilities	1,077,979	1,139,340
Commitments and contingencies	0	0
Series D Convertible Preferred stock 1,200 and 600 shares issued and outstanding with $12,000 and $6,000 redemption amount as of each of June 30, 2013 and December 31, 2012	12,000	6,000
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 4,540 issued and outstanding as of each of June 30, 2013 and December 31, 2012	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 108,640,916 and 40,517,413 issued and outstanding as of each of June 30, 2013 and December 31, 2012	11	4
Additional paid-in capital	447,455	246,102
Accumulated Deficit	(21,603)	(20,802)
Total stockholders' equity	425,863	225,304
Total liabilities and stockholders' equity	$ 1,515,842	$ 1,370,644